UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  350 Park Avenue
          New York, New York 10022


13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Fausto Rotundo
Title:  Chief Compliance Officer
Phone:  (212) 652-9100


Signature, Place and Date of Signing:

/s/ Fausto Rotundo             New York, New York          November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  126

Form 13F Information Table Value Total:  $5,019,892
                                         (thousands)


List of Other Included Managers:  NONE


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5        COLUMN 6 COLUMN 7        COLUMN 8

                                TITLE OF                   VALUE     SHRS OR  SH/ PUT/    INVSMT  OTHR        VOTING AUTHORITY
NAME OF ISSUER                  CLASS           CUSIP      (X$1000)   PRN AMT  PRN CALL   DSCRTN  MGRS   SOLE      SHARED    NONE
3M CO                           COM             88579Y101    6,790      99,400      PUT   SOLE    NONE      99,400   0            0
3M CO                           COM             88579Y101   95,803   1,402,467  SH        SOLE    NONE   1,391,243   0       11,224
ABBOTT LABS                     COM             002824100   16,082     279,300  SH        SOLE    NONE     277,600   0        1,700
AFLAC INC                       COM             001055102      426       7,250  SH        SOLE    NONE       7,250   0            0
ALASKA COMMUNICATIONS SYS GR    COM             01167P101      446      36,500  SH        SOLE    NONE      33,500   0        3,000
ALNYLAM PHARMACEUTICALS INC     COM             02043Q107      295      10,200  SH        SOLE    NONE      10,200   0            0
ALTRIA GROUP INC                COM             02209S103      551      27,786  SH        SOLE    NONE      10,936   0       16,850
AMERICAN EXPRESS CO             COM             025816109      551      15,560  SH        SOLE    NONE       8,060   0        7,500
AMERICAN TOWER CORP             CL A            029912201  248,390   6,905,482  SH        SOLE    NONE   4,713,324   0    2,192,158
ANHEUSER BUSCH COS IN           COM             035229103      279       4,300  SH        SOLE    NONE         800   0        3,500
APPLE INC                       COM             037833100  208,627   1,835,538  SH        SOLE    NONE   1,288,151   0      547,387
APPLIED MATLS INC               COM             038222105    1,024      67,652  SH        SOLE    NONE      67,208   0          444
ARISE TECHNOLOGIES CO           COM             04040Q106        9      10,000  SH        SOLE    NONE      10,000   0            0
AT&T INC                        COM             00206R102      787      28,201  SH        SOLE    NONE      11,340   0       16,861
BANK OF AMERICA CORPORATION     COM             060505104      858      24,516  SH        SOLE    NONE      24,516   0            0
BANK OF NEW YORK MELLON CORP    COM             064058100    6,841     209,961  SH        SOLE    NONE     200,146   0        9,815
BAXTER INTL INC                 COM             071813109      354       5,400  SH        SOLE    NONE           0   0        5,400
BEACON POWER CORP COM           COM             073677106       65      45,095  SH        SOLE    NONE      45,095   0            0
BERKSHIRE HATHAWAY INC DEL      CL A            084670108    1,045           8  SH        SOLE    NONE           7   0            1
BERKSHIRE HATHAWAY INC DEL      CL B            084670207    1,468         334  SH        SOLE    NONE         334   0            0
BOEING CO                       COM             097023105      287       5,000  SH        SOLE    NONE       5,000   0            0
BP PLC                          SPONSORED ADR   055622104    3,911      77,953  SH        SOLE    NONE      61,011   0       16,942
BRISTOL MYERS SQUIBB CO         COM             110122108      868      41,637  SH        SOLE    NONE      12,200   0       29,437
CALIPER LIFE SCIENCES INC       COM             130872104      168      60,000  SH        SOLE    NONE      60,000   0            0
CELGENE CORP                    COM             151020104  303,367   4,794,035  SH        SOLE    NONE   3,460,330   0    1,333,705
CHEVRON CORP NEW                COM             166764100    3,336      40,443  SH        SOLE    NONE      35,039   0        5,404
CHUBB CORP                      COM             171232101      503       9,168  SH        SOLE    NONE       9,168   0            0
CHURCH & DWIGHT INC             COM             171340102    1,020      16,425  SH        SOLE    NONE      16,425   0            0
CINCINNATI FINL CORP            COM             172062101      342      12,012  SH        SOLE    NONE      12,012   0            0
CISCO SYS INC                   COM             17275R102   14,311     634,338  SH        SOLE    NONE     596,742   0       37,596
CME GROUP INC                   COM             12572Q105  275,726     742,176  SH        SOLE    NONE     525,381   0      216,795
COCA COLA CO                    COM             191216100    3,999      75,624  SH        SOLE    NONE      49,919   0       25,705
COGNIZANT TECHNOLOGY SOLUTIO    CL A            192446102  233,094  10,209,982  SH        SOLE    NONE   6,944,869   0    3,265,113
COLGATE PALMOLIVE CO            COM             194162103  102,228   1,356,704  SH        SOLE    NONE   1,333,314   0       23,390
US BANCORP DEL                  COM             902973304    4,146     115,116  SH        SOLE    NONE     115,116   0            0
COMCAST CORP NEW CL A           CL A            20030N101      224      11,400  SH        SOLE    NONE      10,000   0        1,400
COMERICA INC                    COM             200340107      408      12,447  SH        SOLE    NONE       6,222   0        6,225
CORNING INC                     COM             219350105  272,141  17,400,347  SH        SOLE    NONE  11,616,586   0    5,783,761
COVANCE INC                     COM             222816100  176,419   1,995,461  SH        SOLE    NONE   1,265,310   0      730,151
CRUCELL N V                     SPONSORED ADR   228769105    1,015      65,250  SH        SOLE    NONE      63,950   0        1,300
CVS CAREMARK CORPORATION        COM             126650100  111,399   3,309,544  SH        SOLE    NONE   1,941,227   0    1,368,317
DEUTSCHE BK AG LDN BRH          PS GOLD DS ETN  25154H756      241       8,000  SH        SOLE    NONE       8,000   0            0
DEUTSCHE BK AG LONDON BRH       PS CRD OIL ETN  25154K809      407      10,000  SH        SOLE    NONE      10,000   0            0
DISNEY WALT CO                  COM DISNEY      254687106      673      21,928  SH        SOLE    NONE       7,112   0       14,816
DOW CHEM CO                     COM             260543103      434      13,650  SH        SOLE    NONE      13,650   0            0
EATON VANCE TX ADV GLBL DIV     COM             27828S101      156      10,800  SH        SOLE    NONE      10,800   0            0
ELECTRONIC ARTS INC             COM             285512109      270       7,300  SH        SOLE    NONE       7,300   0            0
EMERSON ELEC CO                 COM             291011104    2,058      50,460  SH        SOLE    NONE      30,636   0       19,824
EQUIFAX INC                     COM             294429105    2,230      64,744  SH        SOLE    NONE      48,312   0       16,432
EXXON MOBIL CORP                COM             30231G102   25,668     330,520  SH        SOLE    NONE     284,496   0       46,024
FPL GROUP INC                   COM             302571104      236       4,700  SH        SOLE    NONE       2,500   0        2,200
FRANKLIN STREET PPTYS CORP      COM             35471R106      195      15,000  SH        SOLE    NONE       6,000   0        9,000
FREEPORT-MCMORAN COPPER & GO    COM             35671D857    1,023      18,000  SH        SOLE    NONE      18,000   0            0
GABELLI DIVD & INCOME TR        COM             36242H104    1,733     125,750  SH        SOLE    NONE     125,750   0            0
GENERAL ELECTRIC CO             COM             369604103    8,562     335,750  SH        SOLE    NONE     261,161   0       74,589
GENERAL MLS INC                 COM             370334104      528       7,680  SH        SOLE    NONE       2,550   0        5,130
GENZYME CORP                    COM             372917104  321,602   3,975,795  SH        SOLE    NONE   2,880,285   0    1,095,510
GILEAD SCIENCES INC             COM             375558103  269,815   5,913,112  SH        SOLE    NONE   4,128,018   0    1,785,094
GOOGLE INC                      CL A            38259P508  197,049     491,908  SH        SOLE    NONE     309,888   0      182,020
HALLIBURTON CO                  COM             406216101  170,170   5,253,789  SH        SOLE    NONE   3,469,058   0    1,784,731
HEWLETT PACKARD CO              COM             428236103    2,146      46,407  SH        SOLE    NONE      44,510   0        1,897
HOME DEPOT INC                  COM             437076102      969      37,442  SH        SOLE    NONE      37,442   0            0
HSBC HLDGS PLC                  SPON ADR NEW    404280406      207       2,561  SH        SOLE    NONE       2,561   0            0
HSBC HLDGS PLC                  ADR A 1/40PF A  404280604      499      28,500  SH        SOLE    NONE      28,500   0            0
INTEL CORP                      COM             458140100      407      21,720  SH        SOLE    NONE      21,720   0            0
INTERNATIONAL BUSINESS MACHS    COM             459200101    2,854      24,398  SH        SOLE    NONE      14,936   0        9,462
INTUITIVE SURGICAL INC          COM NEW         46120E602      521       2,160  SH        SOLE    NONE       2,160   0            0
JOHNSON & JOHNSON               COM             478160104   13,225     190,888  SH        SOLE    NONE     173,148   0       17,740
JPMORGAN & CHASE & CO           COM             46625H100    3,710      79,438  SH        SOLE    NONE      57,689   0       21,749
KELLOGG CO                      COM             487836108      776      13,840  SH        SOLE    NONE      10,100   0        3,740
KIMBERLY CLARK CORP             COM             494368103      398       6,136  SH        SOLE    NONE           0   0        6,136
KINDER MORGAN ENERGY PARTNER    UT LTD PARTNER  494550106    3,499      67,250  SH        SOLE    NONE      67,250   0            0
KRAFT FOODS INC CL A            CL A            50075N104      541      16,528  SH        SOLE    NONE       6,598   0        9,930
L-3 COMMUNICATIONS HLDGS INC    COM             502424104  170,174   1,730,819  SH        SOLE    NONE   1,094,731   0      636,088
LIBERTY MEDIA CORP NEW          ENT COM SER A   53071M500      224       8,956  SH        SOLE    NONE       8,956   0            0
LIBERTY MEDIA CORP NEW          INT COM SER A   53071M104      145      11,207  SH        SOLE    NONE      11,207   0            0
LILLY ELI & CO                  COM             532457108      501      11,388  SH        SOLE    NONE       7,300   0        4,088
MARRIOTT INTL INC NEW           CL A            571903202      991      38,000  SH        SOLE    NONE      38,000   0            0
MCGRAW HILL COS INC             COM             580645109      911      28,824  SH        SOLE    NONE      28,824   0            0
MFS CHARTER INCOME TR           SH BEN INT      552727109       73      10,000  SH        SOLE    NONE      10,000   0            0
MICROSOFT CORP                  COM             594918104    1,409      52,773  SH        SOLE    NONE      46,973   0        5,800
MONSANTO CO NEW                 COM             61166W101  127,896   1,292,143  SH        SOLE    NONE     826,218   0      465,925
NII HLDGS INC CL B NE           CL B NEW        62913F201    1,316      34,711  SH        SOLE    NONE      34,711   0            0
NOBLE ENERGY INC                COM             655044105      594      10,690  SH        SOLE    NONE      10,690   0            0
NORFOLK SOUTHERN CORP           COM             655844108      232       3,500  SH        SOLE    NONE       3,500   0            0
PAYCHEX INC                     COM             704326107    6,962     210,783  SH        SOLE    NONE     193,545   0       17,238
PEPSICO INC                     COM             713448108   12,820     179,878  SH        SOLE    NONE     160,164   0       19,714
PFIZER INC                      COM             717081103    4,090     221,825  SH        SOLE    NONE     199,560   0       22,265
PHILIP MORRIS INTL INC          COM             718172109    1,337      27,786  SH        SOLE    NONE      10,936   0       16,850
PNC FINL SVCS GROUP INC         COM             693475105    2,222      29,745  SH        SOLE    NONE      27,945   0        1,800
POWERSHARES ETF TRUST           WNDRHLL CLN EN  73935X500      516      34,700  SH        SOLE    NONE      34,700   0            0
PPG INDS INC                    COM             693506107      201       3,450  SH        SOLE    NONE       3,450   0            0
PROCTER & GAMBLE CO             COM             742718109    6,364      91,325  SH        SOLE    NONE      54,589   0       36,736
PROSHARES TR                    ULTRASHRT O&G   74347R586      777      20,000  SH        SOLE    NONE      20,000   0            0
QUALCOMM INC                    COM             747525103  288,342   6,710,304  SH        SOLE    NONE   4,518,741   0    2,191,563
QUANTA SVCS INC                 COM             74762E102  294,512  10,903,828  SH        SOLE    NONE   7,338,938   0    3,564,890
REGENCY CTRS CORP               COM             758849103    2,641      39,600  SH        SOLE    NONE      39,600   0            0
RESEARCH IN MOTION              COM             760975102  282,459   4,135,564  SH        SOLE    NONE   2,703,316   0    1,432,248
ROYAL BK SCOTLAND GROUP PLC     SP ADR L RP PF  780097796      119      12,900  SH        SOLE    NONE      12,900   0            0
ROYAL BK SCOTLAND GROUP PLC     ADR PREF SHS R  780097747      113      13,500  SH        SOLE    NONE      13,500   0            0
ROYAL BK SCOTLAND GROUP PLC     SP ADR L RP PF  780097788      542      59,600  SH        SOLE    NONE      59,600   0            0
ROYAL DUTCH SHELL PLC           SPONS ADR A     780259206    1,011      17,140  SH        SOLE    NONE       7,260   0        9,880
ROYAL DUTCH SHELL PLC           SPON ADR B      780259107      998      17,475  SH        SOLE    NONE      17,475   0            0
SCHLUMBERGER LTD                COM             806857108    1,673      21,419  SH        SOLE    NONE      17,575   0        3,844
SCHWAB CHARLES CORP NEW         COM             808513105  309,572  11,906,614  SH        SOLE    NONE   7,785,407   0    4,121,207
SELECT SECTOR SPDR TR           SBI INT-UTILS   81369Y886    5,327     160,300  SH        SOLE    NONE     160,300   0            0
SMUCKER J M CO                  COM NEW         832696405      459       9,054  SH        SOLE    NONE       1,168   0        7,886
SOC GEN ASSET MGT SGA           FOREIGN         B1N97S7     11,951     105,000  SH        SOLE    NONE     105,000   0            0
SPDR TR UNIT SER 1              COM             78462F103      384       3,309  SH        SOLE    NONE       3,309   0            0
STRYKER CORP                    COM             863667101      252       4,043  SH        SOLE    NONE       1,978   0        2,065
SUNPOWER CORP                   COM CL A        867652109  150,735   2,125,119  SH        SOLE    NONE   1,406,015   0      719,104
SUPERGEN INC                    COM             868059106       14      10,000  SH        SOLE    NONE           0   0       10,000
THERMO FISHER SCIENTIFIC INC    COM             883556102  183,787   3,341,590  SH        SOLE    NONE   2,020,605   0    1,320,985
UNILEVER N V                    N Y SHS NEW     904784709      271       9,639  SH        SOLE    NONE       9,639   0            0
UNITED TECHNOLOGIES COM         COM             913017109      312       5,200  SH        SOLE    NONE       5,200   0            0
UST INC                         COM             902911106      586       8,800  SH        SOLE    NONE       8,800   0            0
VERIZON COMMUNICATION           COM             92343V104    1,035      32,266  SH        SOLE    NONE      20,840   0       11,426
VODAFONE GROUP PLC NEW          SPONS ADR NEW   92857W209    5,584     252,652  SH        SOLE    NONE     219,549   0       33,103
WAL MART STORES INC             COM             931142103      209       3,490  SH        SOLE    NONE       3,490   0            0
WALGREEN CO                     COM             931422109      915      29,549  SH        SOLE    NONE         300   0       29,249
WELLS FARGO & CO NEW            COM             949746101      541      14,418  SH        SOLE    NONE       4,618   0        9,800
WESTERN UN CO                   COM             959802109      217       8,800  SH        SOLE    NONE           0   0        8,800
WILLIS GROUP HLDGS LTD          COM             G96655108      296       9,190  SH        SOLE    NONE       4,190   0        5,000
WINDSTREAM CORP COM             COM             97381W104      702      64,146  SH        SOLE    NONE      58,421   0        5,725
WYETH                           COM             983024100      660      17,870  SH        SOLE    NONE      11,590   0        6,280
XENOPORT INC                    COM             98411C100    1,512      31,178  SH        SOLE    NONE      31,178   0            0

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